UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: AUGUST 31, 2009	(1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Essex Small/Micro Cap Growth Fund

August 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 95.9%
Consumer Discretionary - 16.5%
99 Cents Only Stores*	139,022		$1,886,529
Alpha Pro Tech, Ltd.*	49,385		244,456
American Public Education, Inc.*	54,533	[2]	1,889,568
Cinemark Holdings, Inc.	166,874	[2]	1,675,415
Corinthian Colleges, Inc.*	152,776		2,928,716
Dolan Media Co.*	132,713	[2]	1,406,758
FGX International Holdings, Ltd.*	142,055	[2]	2,051,273
Helen Of Troy, Ltd.*	138,125		2,986,262
K12, Inc.*	107,791		2,219,417
Outdoor Channel Holdings, Inc.*	191,969		1,278,514
PEP Boys-Manny, Moe & Jack, Inc.	182,283		1,627,787
Steven Madden, Ltd.*	106,412		3,429,659
Ulta Salon, Cosmetics & Fragrance, Inc.*	173,355		1,997,050
Westport Innovations, Inc.*	241,435	[2]	2,407,107
Wonder Auto Technology, Inc.*	429,337		3,799,632
Total Consumer Discretionary			31,828,143
Consumer Staples - 0.6%
Darling International, Inc.*	155,120		1,087,391
Energy - 0.7%
GMX Resources, Inc.*	133,058		1,409,084
Financials - 5.1%
Delphi Financial Group, Inc., Class A	94,313	[2]	2,204,095
Piper Jaffray Co., Inc.*	54,947	[2]	2,784,714
PMA Capital Corp., Class A*	312,066		1,719,484
Portfolio Recovery Associates, Inc.*	70,631		3,102,114
Total Financials			9,810,406
Health Care - 26.0%
3SBio, Inc., ADR*	5,819		58,539
Affymetrix, Inc.*	235,989		1,821,835
Bio-Reference Laboratories, Inc.*	58,256	[2]	1,936,429
BioScrip, Inc.*	626,545		3,684,085
Bruker BioSciences Corp.*	305,689		3,102,743
Cyberonics, Inc.*	140,401		2,111,631
Eclipsys Corp.*	108,170	[2]	1,812,930
Emergent BioSolutions, Inc.*	66,253		1,227,669
Endologix, Inc.*	426,097		1,930,219
ev3, Inc.*	161,393	[2]	2,056,147
Illumina, Inc.*	69,838		2,463,186
Jazz Pharmaceuticals, Inc.*	238,457	[2]	1,738,352
Kendle International, Inc.*	166,805		2,191,818
Merge Healthcare, Inc.*	213,341		682,691
Neogen Corp.*	111,721		3,128,188
NuVasive, Inc.*	50,017		2,004,181
Par Pharmaceutical Co., Inc.*	130,783	[2]	2,674,512
PAREXEL International Corp.*	163,082		2,092,342
RehabCare Group, Inc.*	132,886		2,789,277
Synovis Life Technologies, Inc.*	99,621		1,567,038
Thoratec Corp.*	143,020		3,752,845
Transcend Services, Inc.*	187,316		2,978,324
Volcano Corp.*	161,359		2,307,434
Total Health Care			50,112,415
Industrials - 11.9%
American Railcar Industries, Inc.	72,975		729,020
American Superconductor Corp.*	84,385		2,726,479
Ameron International Corp.	20,683		1,674,703
APAC Customer Services, Inc.*	303,035	[2]	1,660,632

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials - 11.9% (continued)
Applied Signal Technology, Inc.	121,959		$3,106,296
Bucyrus International, Inc.	78,525		2,343,971
CIRCOR International, Inc.	70,045		1,807,861
Ducommun, Inc.	24,042		434,199
DXP Enterprises, Inc.*	155,809		1,653,133
Fuelcell Energy, Inc.*	522,340		1,906,541
Kaydon Corp.	60,635		2,023,997
Layne Christensen Co.*	74,423		1,920,113
VSE Corp.	29,559		1,014,169
Total Industrials			23,001,114
Information Technology - 34.7%
Acme Packet, Inc.*	249,846		2,038,743
Advanced Analogic Technologies, Inc.*	287,833		1,298,127
Amtech Systems, Inc.*	216,409		1,064,732
Art Technology Group, Inc.*	530,096		2,141,588
AsiaInfo Holdings, Inc.*	180,421		3,106,850
Blackboard, Inc.*	89,969		3,095,833
China Security & Surveillance Technology, Inc.*	239,539	[2]	1,557,004
China TransInfo Technology Corp.*	34,160		287,627
Cirrus Logic, Inc.*	307,551		1,525,453
ClickSoftware Technologies, Ltd.*	295,968		1,852,760
Compellent Technologies, Inc.*	116,995	[2]	1,745,565
Comverge, Inc.*	173,803	[2]	1,936,165
Concur Technologies, Inc.*	62,220		2,200,099
CyberSource Corp.*	127,922		1,963,603
DG FastChannel, Inc.*	98,932		1,715,481
Entegris, Inc.*	529,719		2,118,876
Epiq Systems, Inc.*	133,713		2,004,358
FalconStor Software, Inc.*	354,099		1,791,741
GSI Commerce, Inc.*	129,439	[2]	2,244,472
Ikanos Communications, Inc.*	536,886		918,075
Interactive Intelligence, Inc.*	221,683		3,817,381
Intevac, Inc.*	21,004		245,327
Kenexa Corp.*	117,202		1,436,897
Kopin Corp*	114,178		439,585
Lecroy Corp.*	318,501		1,267,634
MICROS Systems, Inc.*	34,871	[2]	971,855
Network Equipment Technologies, Inc.*	19,869	[2]	131,930
Neutral Tandem, Inc.*	65,012	[2]	1,625,950
NIC, Inc.	327,923		2,515,169
NICE Systems, Ltd.*	99,725		2,794,295
Online Resources Corp.*	270,460		1,479,416
PLATO Learning, Inc.*	271,425		1,196,984
Presstek, Inc.*	449,399		651,629
Radiant Systems, Inc.*	45,645		489,314
SkillSoft PLC*	379,733		3,250,514
Sourcefire, Inc.*	148,157	[2]	2,814,983
Standard Microsystems Corp.*	85,902		1,999,799
Synchronoss Technologies, Inc.*	79,193		841,822
Ultimate Software Group, Inc., The*	84,282		2,222,516
Total Information Technology			66,800,152
Materials - 0.4%
Headwaters, Inc.*	185,489		712,278
Total Common Stocks (cost $179,940,059)			184,760,983
Short-Term Investments - 9.0%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.20%[3]	9,320,149		9,320,149
BNY Institutional Cash Reserves Fund, Series B*[3,4]	353,256		60,937
Dreyfus Cash Management Fund, Institutional Class Shares, 0.23%[5]	7,966,731		7,966,731
Total Short-Term Investments (cost $17,640,136)			17,347,817
Total Investments - 104.9% (cost $197,580,195)			202,108,800
Other Assets, less Liabilities - (4.9)%			(9,478,592)
Net Assets - 100.0%			$192,630,208

Essex Growth Fund

August 31, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 100.5%
Consumer Discretionary - 11.5%
American Public Education, Inc.*	1,788	[2]	$61,954
Buffalo Wild Wings, Inc.*	1,511		62,299
Ctrip.com International, Ltd.*	2,006		98,174
Grand Canyon Education, Inc.*	3,486	[2]	60,657
Harman International Industries, Inc.	2,764	[2]	82,892
Kohl’s Corp.*	4,070	[2]	209,971
Netflix, Inc.*	2,876	[2]	125,566
TJX Cos., Inc., The	4,517	[2]	162,386
Wonder Auto Technology, Inc.*	7,128		63,083
Total Consumer Discretionary			926,982
Consumer Staples - 5.5%
Bunge, Ltd.	1,703	[2]	114,118
Colgate-Palmolive Co.	954		69,356
Green Mountain Coffee Roasters, Inc.*	1,953	[2]	117,551
TreeHouse Foods, Inc.*	3,799	[2]	140,753
Total Consumer Staples			441,778
Energy - 7.1%
Anadarko Petroleum Corp.	3,228	[2]	170,664
Core Laboratories, N.V.	814	[2]	75,433
Occidental Petroleum Corp.	1,665		121,712
Southwestern Energy Co.*	3,329		122,707
Transocean, Ltd.*	1,046		79,329
Total Energy			569,845
Financials - 5.5%
Fifth Third Bancorp	4,922		53,846
Goldman Sachs Group, Inc.	1,236		204,509
JPMorgan Chase & Co.	4,237		184,140
Total Financials			442,495
Health Care - 16.1%
Baxter International, Inc.	2,405		136,893
Celgene Corp.*	1,776		92,654
Electro-Optical Sciences, Inc.*	9,110		89,734
Gilead Sciences, Inc.*	2,696		121,482
HMS Holdings Corp.*	1,982		74,543
Human Genome Sciences, Inc.*	5,528	[2]	109,344
Illumina, Inc.*	2,320		81,826
Pharmasset, Inc.*	3,174	[2]	58,592
Shire Pharmaceuticals PLC	1,445		71,614
St. Jude Medical, Inc.*	1,839		70,875
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,973		204,610
Thoratec Corp.*	3,083		80,898
Vertex Pharmaceuticals, Inc.*	2,921		109,275
Total Health Care			1,302,340
Industrials - 11.5%
Aecom Technology Corp.*	2,813	[2]	77,104
American Superconductor Corp.*	5,511		178,060
Delta Air Lines, Inc.*	11,512		83,117
Kaydon Corp.	2,186	[2]	72,969
MasTec, Inc.*	5,693	[2]	53,856
Quanta Services, Inc.*	6,740		149,089

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials - 11.5% (continued)
Shaw Group, Inc., The*	2,815		$82,564
URS Corp.*	1,744		75,393
Yingli Green Energy Holding Co., Ltd. - ADR*	14,577	[2]	157,286
Total Industrials			929,438
Information Technology - 36.1%
Aixtron AG, Sponsored ADR	3,959	[2]	77,794
Amphenol Corp.	3,067		107,222
Apple, Inc.*	1,205		202,693
Arcsight, Inc.*	4,367	[2]	84,501
AsiaInfo Holdings, Inc.*	3,314	[2]	57,067
ASML Holding, N.V.	3,220	[2]	88,453
Avago Technologies, Ltd.*	4,972		90,490
Cisco Systems, Inc.*	12,382		267,451
CommScope, Inc.*	5,802		156,422
Concur Technologies, Inc.*	2,487	[2]	87,940
CyberSource Corp.*	3,462		53,142
Google, Inc.*	460		212,368
GSE Systems, Inc.*	19,710		129,495
McAfee, Inc.*	2,034		80,913
MEMC Electronic Materials, Inc.*	4,698		74,933
Microsoft Corp.	6,282		154,851
Nvidia Corp.*	12,337		179,133
ON Semiconductor Corp.*	15,012	[2]	121,147
Palm, Inc.*	9,115	[2]	121,503
QUALCOMM, Inc.	5,008		232,471
Salesforce.com, Inc.*	2,373		123,088
Sourcefire, Inc.*	5,867		111,473
STEC, Inc.*	2,384	[2]	96,624
Total Information Technology			2,911,175
Materials - 5.0%
Freeport McMoRan Copper & Gold, Inc., Class B	1,734	[2]	109,207
Mosaic Co., The	3,303		160,096
Potash Corp. of Saskatchewan, Inc.	1,530		135,420
Total Materials			404,723
Telecommunication Services - 2.2%
MetroPCS Communications, Inc.*	5,820	[2]	46,326
NII Holdings, Inc., Class B*	5,368		127,275
Total Telecommunication Services			173,601
Total Common Stocks (cost $7,238,106)			8,102,377
Short-Term Investments - 34.0%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.20%[3]	2,643,042		2,643,042
BNY Institutional Cash Reserves Fund, Series B*[3,4]	34,551		5,960
Dreyfus Cash Management Fund, Institutional Class Shares, 0.23%[5]	96,899		96,899
Total Short-Term Investments (cost $2,774,492)			2,745,901
Total Investments - 134.5% (cost $10,012,598)			10,848,278
Other Assets, less Liabilities - (34.5)%			(2,783,706)
Net Assets - 100.0%			$8,064,572

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Essex Growth Fund	$10,065,728	$1,117,831	$(335,281)	$782,550
Essex Small/Micro Cap Growth Fund	202,956,236	25,504,589	(26,352,025)	(847,436)

*	Non-income-producing security.
[1]	Yield shown for an investment company represents its August 31, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of August 31, 2009, amounting to:

Fund	Market Value	% of Net Assets
Essex Growth Fund	$2,528,312	31.4%
Essex Small/Micro Cap Growth Fund	9,276,210	4.8%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]

Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, the maximum amount covered for Essex Growth Fund and Essex Small/Micro Cap Growth Fund for investment in the Dreyfus Cash Management Fund is $693,447 and $7,083,886, respectively.

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 –significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Essex Growth Fund

Investments in Securities
Common Stocks
Consumer Discretionary	$926,982	—	—	$926,982
Consumer Staples	441,778	—	—	441,778
Energy	569,845	—	—	569,845
Financials	442,495	—	—	442,495
Health Care	1,302,340	—	—	1,302,340
Industrials	929,438	—	—	929,438
Information Technology	2,911,175	—	—	2,911,175
Materials	404,723	—	—	404,723
Telecommunication Services	173,601	—	—	173,601
Short-Term Investments	2,739,941	$5,960	—	2,745,901

Total Investments in Securities	10,842,318	5,960	—	10,848,278

Other Financial Instruments*	—	—	—	—

Totals	$10,842,318	$5,960	—	$10,848,278

	Level 1	Level 2	Level 3	Total
Essex Small/Micro Cap Growth Fund

Investments in Securities
Common Stocks
Consumer Discretionary	$31,828,143	—	—	$31,828,143
Consumer Staples	1,087,391	—	—	1,087,391
Energy	1,409,084	—	—	1,409,084
Financials	9,810,406	—	—	9,810,406
Health Care	50,112,415	—	—	50,112,415
Industrials	23,001,114	—	—	23,001,114
Information Technology	66,800,152	—	—	66,800,152
Materials	712,278	—	—	712,278

Short-Term Investments	17,286,880	$60,937	—	17,347,817

Total Investments in Securities	202,047,863	60,937	—	202,108,800

Other Financial Instruments*	—	—	—	—

Totals	$202,047,863	$60,937	—	$202,108,800

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: October 30, 2009

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: October 30, 2009